Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2022	246,719	749,202	995,921
Additions	—	—	—
Disposals	(222,468)	—	(222,468)
At December 31, 2023	24,251	749,202	773,453
Disposals	(247)		(247)
At June 30, 2024	24,004	749,202	773,206

Accumulated amortization
At December 31, 2022	152,746	749,202	901,948
Amortization for the period	23,754	—	23,754
Disposals	(154,184)	—	(154,184)
At December 31, 2023	22,316	749,202	771,518
Amortization for the period	892		892
Disposals	(82)		(82)
At June 30, 2024	23,126	749,902	772,328

Carrying amounts
At December 31, 2022	93,973	—	93,973
At December 31, 2023	1,935	—	1,935
At June 30, 2024	878	—	878

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2021	181,390	749,202	930,592
Additions	65,329	—	65,329
At December 31, 2022	246,719	749,202	995,921
Additions	—	—	—
Disposals	(222,468)	—	(222,468)
At December 31, 2023	24,251	749,202	773,453

Accumulated amortization
At December 31, 2021	113,079	523,579	636,658
Amortization for the period	39,667	225,623	265,290
At December 31, 2022	152,746	749,202	901,948
Amortization for the period	23,754	—	23,754
Disposals	(154,184)	—	(154,184)
At December 31, 2023	22,316	749,202	771,518

Carrying amounts
At December 31, 2021	68,311	225,623	293,934
At December 31, 2022	93,973	—	93,973
At December 31, 2023	1,935	—	1,935